Organization and Principal Activities	12 Months Ended
Mar. 31, 2019
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Ruhnn Holding Limited (the "Company" or "Ruhnn Holding") was incorporated in the Cayman Islands on May 11, 2018. The Company, its subsidiaries, its consolidated variable interest entity ("VIE") and its VIE’s subsidiaries (collectively referred to as the "Group") principally operates key opinion leader ("KOL") cultivation and incubation platforms and generates revenue mainly through online sales of consumer products to followers of the KOL through their various social networks. KOLs are individuals who have the power to engage and impact people within a specific community or field, such as fashion, culture, entertainment, gaming, etc. and have the ability to impact the purchasing decision of its followers.

The Company’s significant subsidiaries, VIE and subsidiaries of the VIE are as follows:

		Place of	Percentage of
	Date of	incorporation/	legal/beneficial
	establishment	establishment	Ownership
Subsidiary:
Hangzhou Yihan Information Technology Co., Ltd. ("WFOE")	September 17, 2018	PRC	100%

VIE
Hangzhou Hanyi E-commerce Co. Ltd. ("Hanyi E-Commerce")	March 24, 2016	PRC	100%

Subsidiaries of VIE
Hangzhou Ruhan Supply-chain Management Co. Ltd ("Gonginglian")	April 25, 2016	PRC	100%
Hangzhou Dayi E-commerce Co. Ltd ("Hangzhou Dayi")	April 27, 2016	PRC	100%
Ruhnn (HongKong) Limited	June 3, 2016	HONG KONG	100%
Shanghai Yitong E-commerce Co. Ltd ("Yitong")	August 1, 2016	PRC	100%
Ruhnn Culture Communication Co., Ltd. ("Culture")	April 25, 2016	PRC	100%

History of the Group and Equity Restructuring

The Group’s history began in March 2016 with the commencement of operations in Hangzhou Hanyi E-Commerce Co., Ltd. ("Hanyi E-Commerce") and its subsidiaries. Hanyi E-Commerce was established by Hangzhou Ruhnn Holdings Co., Ltd. ("Hangzhou Ruhnn") which was owned by three individuals ("Founding Shareholders") and several institutional investors.

Starting May 2018, the Founding Shareholders and all of the institutional investors undertook a series of equity transitions to re-domicile the Group’s business from the People’s Republic of China ("PRC") to the Cayman Islands ("Equity Restructuring"). The main purpose of the Equity Restructuring was to establish a Cayman holding company for its existing business in the PRC for the preparation of its overseas initial public offering ("IPO"). The Equity Restructuring was executed in the following steps:

1.

On May 11, 2018, Ruhnn Holding Limited ("Ruhnn Holding") was incorporated in the Cayman Islands as the listing vehicle for the Group’s IPO. As of the incorporation date, the total authorized share capital was 100 ordinary shares with a par value of US$0.01 and the total issued and outstanding shares was 100.

2.

On October 4, 2018, the Founding Shareholders and the institutional investors subscribed for 319,406,660 shares of Ruhnn Holding for a subscription amount of RMB558,995,348. Upon the issuance of ordinary shares, the equity structure of the Company was substantially identical to that of Hangzhou Ruhnn.

3.

As part of the Equity Restructuring, in order to facilitate the payments of the subscription receivable of RMB558,995,348 to Ruhnn Holding as noted in step 2, Hangzhou Ruhnn agreed to return its capital to the institutional investors in the amount of their original investments in Hangzhou Ruhnn while these investors agreed to pay U.S. dollar equivalent of such amounts to Ruhnn Holding as subscription price for the ordinary shares issued to them. As of March 31, 2018 and March 31, 2019, Hanyi E-commerce had amounts due to Hangzhou Ruhnn of RMB354,856,080 and RMB559,868,888, respectively. It is contemplated that Hanyi E-Commerce will repay in installments these amounts due to Hangzhou Ruhnn, Hangzhou Ruhnn will use these funds to return its capital to the investors and the investors will consequently pay the subscription price of shares to Ruhnn Holding. The restructuring agreements require Hangzhou Ruhnn to complete the return of their original investment and the investors to pay the subscription price to Ruhnn Holding no later than three months after the completion of the IPO.

4.

On October 4, 2018, Hangzhou Ruhnn transferred 1% of its equity interest in Hanyi E-Commerce to one of the Founding Shareholders and the remaining 99% equity interest to Hangzhou Xinghui Corporate Management Consulting Co., Ltd., an entity that was wholly owned by the same Founding Shareholder for the purposes of creating new nominee shareholders for the variable interest entity ("VIE") arrangements. Ruhnn Holding is deemed a foreign legal person under PRC law and accordingly subsidiaries owned by Ruhnn Holding are not eligible to obtain necessary licenses and permits in the industries that are currently subject to foreign investment restrictions or prohibitions in the PRC. Due to these restrictions, Ruhnn Holding through its wholly owned subsidiary in the PRC, Hangzhou Yihan Information Technology Co., Ltd. ("WFOE") entered into a series of contractual arrangements, with Hanyi E-Commerce and its new nominee shareholders on October 4, 2018 to give Ruhnn Holding effective control over Hanyi E-Commerce and transfer all of the economic benefits to Ruhnn Holding. Pursuant to these VIE arrangements, Hanyi E-Commerce was established as a consolidated VIE of the Group.

Upon the completion of the Equity Restructuring, the shareholders’ rights and obligations remained the same, and the Group recognized the net assets of Hanyi E-Commerce on a historical cost basis with no change in basis in the accompanying combined and consolidated financial statements. The Group’s per share information including the basic and diluted loss per share have been presented retrospectively as of the beginning of the earliest period presented on the combined and consolidated financial statements.

On April 3, 2019, the Company completed its initial public offering of 10 million American Depositary Shares (“ADS”) on the Nasdaq Global Select Market, with a price of US$12.5 per ADS and total offering size of US$125.0 million (RMB 838.9 million). The Company received net proceeds of approximately US$116.3 million (RMB 780.5 million), after deduction of underwriting discounts and commissions for the IPO.

As of July 18, 2019, Hanyi E-Commerce fully repaid the amount due to Hangzhou Ruhnn as noted in step 3 above and the institutional investors has paid their subscription receivable of RMB558,995,348 to the Company in full.